Long-term Debt - Summary of Contractual Terms of Groups Interest-bearing Long-term Debt Measured at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current liabilities
Unsecured revolving facilities	$ 22,166	$ 0
Unsecured debenture	0	147,233
Unsecured senior notes	1,652,049	1,075,702
Conditional sales contracts	31,278	55,735
Other long-term debt	4,338	0
Non-current portion of non-current borrowings	1,709,831	1,278,670
Current liabilities
Current portion of unsecured debenture	151,023	0
Current portion of other long-term debt	354	0
Current portion of conditional sales contracts	22,974	37,087
Current borrowings and current portion of non-current borrowings	$ 174,351	$ 37,087